PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment consist of the following:

	June 30,	December 31,
	2013	2012
	US$	US$
Buildings	1,386,660	1,365,717
Land use rights	316,757	311,973
Plant and machinery	4,150,082	2,980,087
Automobiles	44,376	43,706
Office and computer equipment	532,854	524,154
	6,430,729	5,225,637

Less: Accumulated depreciation and amortization	(2,597,230)	(2,330,114)
Property and equipment, net	3,833,499	2,895,523